				 UNITED STATES
		        SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549


				   Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     12-31-09
                                                ------------

Check here if Amendment [ ]; Amendment Number:
                                                ------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

  Name:       DORSEY & WHITNEY TRUST COMPANY LLC
              --------------------------------------
              C/O TROY STEINBECK
              --------------------------------------
  Address:    401 E. EIGHTH STREET, SUITE 319
              --------------------------------------
              SIOUX FALLS, SD 57103
              --------------------------------------

Form 13F File Number:  28- 12732
                          -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    CARL SCHMIDTMAN
         -----------------------------
Title:   CHIEF OPERATING OFFICER
         -----------------------------
Phone:   6053366832
         -----------------------------


Signature, Place, and Date of Signing:
/S/ CARL SCHMIDTMAN     SIOUX FALLS, SD     2-12-10
- ------------------   ----------------    ---------
     [Signature]        [City, State]       [Date]

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:



Form 13F File Number        Name

28-                         MAIRS AND POWER, INC.
   ------------------       --------------------------



			      FORM 13F SUMMARY PAGE

			Report Summary:

Number of Other Included Managers:                1
                                         -------------------

Form 13F Information Table Entry Total:          67
                                         -------------------

Form 13F Information Table Value Total:       $174,745 (x1000)
                                         -------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  NO.     FORM 13F FILE NUMBER NAME       NAME

   1      28-                             MAIRS AND POWER, INC.
  ----    -------------------------       ---------------------------

						FORM 13F INFORMATION TABLE

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
                                    TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE
COMMON STOCK

ABBOTT LABS                         COM       002824100       623         11,530    SH      OTHER       1              11,530
ADC TELECOM INC			    COM	      000886309       156         25,142    SH      OTHER       1              25,142
AMERICAN EXPRESS CO                 COM       025816109       227          5,601    SH      OTHER       1               5,601
ASSOCIATED BANC CORP                COM       045487105       740         67,180    SH      OTHER       1              67,180
BALL CORP                           COM       058498106       310          6,000    SH      OTHER       1               6,000
BAXTER INTERNATIONAL INC            COM       071813109     3,435         58,546    SH      OTHER       1              58,546
BEMIS CO                            COM       081437105     3,591        121,110    SH      OTHER       1             121,110
BP PLC SPONS ADR                    COM       055622104     3,361         57,984    SH      OTHER       1              57,984
BRISTOL MYERS SQUIBB CO             COM       110122108       673         26,650    SH      OTHER       1              26,650
CATERPILLAR INC                     COM       149123101       239          4,200    SH      OTHER       1               4,200
CH ROBINSON WORLDWIDE INC	    COM       12541W209       476          8,100    SH      OTHER       1               8,100
CHEVRON CORPORATION                 COM       166764100       948         12,307    SH      OTHER       1              12,307
CONOCOPHILLIPS                      COM       20825C104     1,177         23,054    SH      OTHER       1              23,054
CORNING INC                         COM       219350105     2,753        142,550    SH      OTHER       1             142,550
DAKTRONICS, INC.                    COM       234264109       150         16,330    SH      OTHER       1              16,330
DEERE & CO                          COM       244199105       216          4,000    SH      OTHER       1               4,000
DONALDSON INC                       COM       257651109     3,572         83,958    SH      OTHER       1              83,958
DU PONT E I DE NEMOURS & CO         COM       263534109       404         12,000    SH      OTHER       1              12,000
ECOLAB INC COM                      COM       278865100     2,172         48,715    SH      OTHER       1              48,715
ELI LILLY & CO.                     COM       532457108     1,474         41,270    SH      OTHER       1              41,270
EMERSON ELECTRIC                    COM       291011104     5,637        132,320    SH      OTHER       1             132,320
EXXON MOBIL CORP                    COM       30231G102     3,293         48,289    SH      OTHER       1              48,289
FASTENAL CO                         COM       311900104     2,112         50,726    SH      OTHER       1              50,726
FISERV				    COM	      337738108     1,820         37,542    SH      OTHER       1              37,542
G & K SVCS INC CL A                 COM       361268105       450         17,900    SH      OTHER       1              17,900
GENERAL ELECTRIC CORP               COM       369604103     3,482        230,156    SH      OTHER       1             230,156
GENERAL MLS INC                     COM       370334104     5,489         77,515    SH      OTHER       1              77,515
GRACO INC                           COM       384109104     3,100        108,520    SH      OTHER       1             108,520
HAWKINS INC                         COM       420261109       327         15,000    SH      OTHER       1              15,000
HOME DEPOT INC                      COM       437076102     3,147        108,785    SH      OTHER       1             108,785
HONEYWELL INTERNATIONAL INC         COM       438516106     3,630         92,605    SH      OTHER       1              92,605
HORMEL FOODS CORP                   COM       440452100     3,425         89,075    SH      OTHER       1              89,075
INTEL CORP                          COM       458140100     2,086        102,250    SH      OTHER       1             102,250
INTL. BUSINESS MACHINES CORP        COM       459200101     1,984         15,155    SH      OTHER       1              15,155
JOHNSON & JOHNSON                   COM       478160104     4,973         77,211    SH      OTHER       1              77,211
JP MORGAN CHASE & CO                COM       46625H100       605         14,515    SH      OTHER       1              14,515
KIMBERLY-CLARK CORP                 COM       494368103     1,397         21,924    SH      OTHER       1              21,924
</TABLE

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
	                            TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE
MEDTRONIC INC                       COM       585055106    11,828        268,942    SH      OTHER       1             268,942
MERCK & CO INC                      COM       589331107     1,455         39,829    SH      OTHER       1              39,829
MICROSOFT CORP                      COM       594918104       860         28,230    SH      OTHER       1              28,230
MMM CO                              COM       88579Y101     5,018         60,700    SH      OTHER       1              60,700
MTS SYS CORP                        COM       553777103       491         17,070    SH      OTHER       1              17,070
PATTERSON COS INC                   COM       703395103     2,569         91,825    SH      OTHER       1              91,825
PENTAIR INC                         COM       709631105     3,272        101,290    SH      OTHER       1             101,290
PFIZER INC                          COM       717081103     1,985        109,141    SH      OTHER       1             109,141
PRINCIPAL FINANCIAL GROUP           COM       74251V102     1,466         60,973    SH      OTHER       1              60,973
PROCTER & GAMBLE COMPANY            COM       742718109     1,109         18,288    SH      OTHER       1              18,288
SCHLUMBERGER LTD                    COM       806857108     3,694         56,750    SH      OTHER       1              56,750
ST JUDE MED INC                     COM       790849103       819         22,262    SH      OTHER       1              22,262
STRATASYS INC			    COM	      862685104       459         26,644    SH      OTHER       1              26,644
SURMODICS INC                       COM       868873100       238         10,525    SH      OTHER       1              10,525
TARGET CORP                         COM       87612E106     5,810        120,107    SH      OTHER       1             120,107
TCF FINANCIAL                       COM       872275102     2,211        162,350    SH      OTHER       1             162,350
TECHNE CORP                         COM       878377100     2,509         36,600    SH      OTHER       1              36,600
TORO CO                             COM       891092108       645         15,425    SH      OTHER       1              15,425
UNITED PARCEL SVC INC               COM       911312106     2,641         46,040    SH      OTHER       1              46,040
UNITED TECHNOLOGIES                 COM       913017109       222          3,200    SH      OTHER       1               3,200
US BANCORP                          COM       902973304     3,702        164,458    SH      OTHER       1             164,458
VALSPAR CORP                        COM       920355104     4,319        159,125    SH      OTHER       1             159,125
VERIZON COMMUNICATIONS              COM       92343V104     1,511         45,616    SH      OTHER       1              45,616
WALGREEN CO			    COM       931422109       635         17,300    SH      OTHER       1              17,300
WALT DISNEY CO			    COM       254687106     2,037         63,175    SH      OTHER       1              63,175
WELLS FARGO & CO                    COM       949746101     4,155        153,941    SH      OTHER       1             153,941
WESTERN UNION CO                    COM       959802109     1,221         64,800    SH      OTHER       1              64,800
XCEL ENERGY INC                     COM       98389B100       992         46,750    SH      OTHER       1              46,750
ZIMMER HLDGS INC                    COM       98956P102     2,811         47,560    SH      OTHER       1              47,560

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
                                    TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE

PACCAR INC                          COM       693718108    30,405        838,295    SH      SOLE                      838,295




GRAND TOTALS                                              174,745      4,912,926                                    4,912,926